Summary of Significant Accounting Policies (Details Narrative) (LendingClub Corp) - LendingClub Corp [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 02, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Ownership percentage	100.00%
Accumulated Deficit [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stock-based compensation and related tax effects	$ (1,397)
Accounting Standards Update 2016-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred tax assets						$ 57,000
Accounting Standards Update 2016-09 [Member] | Accumulated Deficit [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stock-based compensation and related tax effects	$ 1,400